Other Liabilities - Summary of Other Liabilities (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other financial liabilities:
Finance leasing	₸ 21,585	₸ 0
Payables for customers' online transactions	18,404	15,363
Accrued expenses	9,825	2,300
Derivative financial liabilities	7,059	262
Accrued dividends payable to non-controlling interest		362
Other	4,041	967
Total financial liabilities	60,914	19,254
Other non-financial liabilities:
Contract liabilities	32,874
Other taxes payable	29,035	18,757
Accumulated employee benefits, vacation liabilities	27,725	8,295
Deferred revenue	25,823	13,677
Deferred tax liabilities	71,409	4,377
Current income tax payable	638	3,404
Other	5,730	14,132
Total non-financial liabilities	193,234	62,642
Total other liabilities	₸ 254,148	₸ 81,896